Restatement of Previously Issued Financials (Tables)	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Financials
Schedule of Impact of the Errors on Financial Statement

The impact of the errors described above on the balance sheets as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Balance Sheets (in thousands)
Assets
Current assets
Prepaid expenses and other current assets	$-	$493	$493
Total current assets	8	493	501
Total assets	13	493	506
Stockholders’ deficit
Accumulated deficit	(12,929)	493	(12,436)
Total shareholders’ deficit	(12,517)	493	(12,024)
Total liabilities and shareholders’ deficit	$13	$493	$506

The impact of the errors described above on the statements of operations and comprehensive loss for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:
General and administrative expenses	$2,008	$(493)	$1,515
Total operating costs and expenses	2,008	(493)	1,515
Operating loss	(2,008)	493	(1,515)
Net income (loss)	$(2,165)	$493	$(1,672)
Net loss per share attributable to ordinary shareholders – basic and diluted*	$(1,082)	$247	$(835)
Total comprehensive income (loss)	$(2,428)	$493	$(1,935)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of changes in shareholders’ deficit as of March 31, 2023, is as follows (in thousands):

	As of March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Changes in Shareholders’ Deficit (in thousands)
Accumulated deficit	$(12,929)	$493	$(12,436)
Total shareholders’ deficit	$(12,517)	$493	$(12,024)

The impact of the errors described above on the statements of cash flows for the three months ended March 31, 2023, is as follows (in thousands):

	For the three months ended March 31, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(2,165)	493	(1,672)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	(493)	(493)

The impact of the errors described above on the balance sheets as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Balance Sheets (in thousands)
Assets
Current assets
Prepaid expenses and other current assets	$-	$895	$895
Total current assets	-	895	895
Total assets	5	895	900
Stockholders’ deficit
Accumulated deficit	(15,437)	895	(14,542)
Total shareholders’ deficit	(15,408)	895	(14,513)
Total liabilities and shareholders’ deficit	$5	$895	$900

The impact of the errors described above on the statements of operations and comprehensive loss for the three and six months ended June 30, 2023, is as follows (in thousands):

	For the three months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Restated
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:	$		$		$
General and administrative expenses		1,717		(402)		1,315
Total operating costs and expenses		1,717		(402)		1,315
Operating loss		(1,717)		402		(1,315)
Net income (loss)		$(2,508)		$402		$(2,106)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(1,254)		$201		$(1,053)
Total comprehensive income (loss)		$(2,891)		$402		$(2,489)

*	Does not reflect the impact of the Merger on the Company’s capital structure

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported		Adjustment		As Restated
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:	$		$		$
General and administrative expenses		3,725		(895)		2,830
Total operating costs and expenses		3,725		(895)		2,830
Operating loss		(3,725)		895		(2,830)
Net income (loss)		$(4,673)		$895		$(3,778)
Net loss per share attributable to ordinary shareholders – basic and diluted*		$(2,337)		$448		$(1,889)
Total comprehensive income (loss)		$(5,319)		$895		$(4,424)

*	Does not reflect the impact of the Merger on the Company’s capital structure

The impact of the errors described above on the statements of changes in shareholders’ deficit as of June 30, 2023, is as follows (in thousands):

	As of June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Changes in Shareholders’ Deficit (in thousands)
Accumulated deficit	$(15,437)	$895	$(14,542)
Total shareholders’ deficit	$(15,408)	$895	$(14,513)

The impact of the errors described above on the statements of cash flows for the six months ended June 30, 2023, is as follows (in thousands):

	For the six months ended June 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(4,673)	$895	$(3,778)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$-	$(895)	$(895)

The impact of the errors described above on the condensed consolidated balance sheets as of September 30, 2023, is as follows (in thousands):

	As of September 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheets (in thousands)
Stockholders’ deficit
Additional paid-in capital	$11,351	$(1,534)	$9,817
Accumulated deficit	(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the three months ended September 30, 2023, is as follows (in thousands):

	For the three months ended September 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statements of Operations and Comprehensive Loss (in thousands)
Operating expenses:
General and administrative expenses	$1,069	$(639)	$430
Total operating costs and expenses	1,069	(639)	430
Operating loss	(1,069)	639	(430)
Net income (loss)	$1,986	$639	$2,625
Basic earnings/(net loss) per share	$0.03	$0.01	$0.04
Diluted earnings/(net loss) per share	$-	$0.01	$0.01
Total comprehensive income (loss)	$2,596	$639	$3,235

The impact of the errors described above on the condensed consolidated statements of operations and comprehensive income (loss) for the nine months ended September 30, 2023, is as follows (in thousands):

	For the nine months ended September 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (in thousands)
Operating expenses:
General and administrative expenses	$4,367	$(1,534)	$2,833
Total operating costs and expenses	4,367	(1,534)	2,833
Operating loss	(4,367)	1,534	(2,833)
Net income (loss)	$(2,314)	$1,534	$(780)
Basic earnings/(net loss) per share	$(0.04)	$0.03	$(0.01)
Diluted earnings/(net loss) per share	$(0.08)	$0.02	$(0.06)
Total comprehensive income (loss)	$(2,278)	$1,534	$(744)

The impact of the errors described above on the condensed consolidated statements of changes in stockholders’ deficit as of September 30, 2023, is as follows (in thousands):

	As of September 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (in thousands)
Stockholders’ deficit
Additional paid-in capital	$11,351	(1,534)	$9,817
Accumulated deficit	$(13,078)	1,534	(11,544)

The impact of the errors described above on the condensed consolidated statement of cash flows for the nine months ended September 30, 2023, is as follows (in thousands):

	For the nine months ended September 30, 2023 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Statements of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(2,314)	1,534	(780)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$93	(1,534)	(1,441)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital	-	1,534	1,534